Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	1,103,605,283.34	48,176
Yield Supplement Overcollateralization Amount 08/31/21	30,484,209.64	0
Receivables Balance 08/31/21	1,134,089,492.98	48,176
Principal Payments	37,568,216.24	860
Defaulted Receivables	254,898.16	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	29,088,291.88	0
Pool Balance at 09/30/21	1,067,178,086.70	47,306

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.14%
Prepayment ABS Speed	1.57%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	5,737,949.76	221
Past Due 61-90 days	1,349,426.55	51
Past Due 91-120 days	205,329.29	11
Past Due 121+ days	0.00	0
Total	7,292,705.60	283

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	165,501.51
Aggregate Net Losses/(Gains) - September 2021	89,396.65
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.09%
Prior Net Losses Ratio	0.04%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	12,272,548.00
Actual Overcollateralization	12,272,548.00
Weighted Average Contract Rate	3.93%
Weighted Average Contract Rate, Yield Adjusted	5.22%
Weighted Average Remaining Term	58.93

Flow of Funds	$ Amount
Collections	41,448,298.92
Investment Earnings on Cash Accounts	60.30
Servicing Fee	(945,074.58)
Transfer to Collection Account	-
Available Funds	40,503,284.64

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	281,220.12
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	8,572,133.85
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	12,272,548.00
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,787,317.17

Total Distributions of Available Funds	40,503,284.64

Servicing Fee	945,074.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 09/15/21	1,093,300,220.55
Principal Paid	38,394,681.85
Note Balance @ 10/15/21	1,054,905,538.70

Class A-1
Note Balance @ 09/15/21	170,410,220.55
Principal Paid	38,394,681.85
Note Balance @ 10/15/21	132,015,538.70
Note Factor @ 10/15/21	54.1047290%

Class A-2
Note Balance @ 09/15/21	385,010,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	385,010,000.00
Note Factor @ 10/15/21	100.0000000%

Class A-3
Note Balance @ 09/15/21	385,010,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	385,010,000.00
Note Factor @ 10/15/21	100.0000000%

Class A-4
Note Balance @ 09/15/21	100,230,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	100,230,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	35,090,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	35,090,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Note Balance @ 09/15/21	17,550,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	17,550,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	321,285.62
Total Principal Paid	38,394,681.85
Total Paid	38,715,967.47

Class A-1
Coupon	0.11273%
Interest Paid	16,008.62
Principal Paid	38,394,681.85
Total Paid to A-1 Holders	38,410,690.47

Class A-2
Coupon	0.22000%
Interest Paid	70,585.17
Principal Paid	0.00
Total Paid to A-2 Holders	70,585.17

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2753350
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.9034286
Total Distribution Amount	33.1787636

A-1 Interest Distribution Amount	0.0656091
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	157.3552535
Total A-1 Distribution Amount	157.4208626

A-2 Interest Distribution Amount	0.1833333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1833333

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	223.26
Noteholders' Third Priority Principal Distributable Amount	457.10
Noteholders' Principal Distributable Amount	319.64

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	2,924,574.03
Investment Earnings	60.30
Investment Earnings Paid	(60.30)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,853,938.44	$2,691,908.80	N/A
Number of Extensions	134	97	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.34%	0.22%	N/A